Going Concern and Management's Liquidity Plans (Details Narrative) (10-K) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (934,299)	$ (1,506,237)	$ (1,295,492)	$ (1,425,610)	$ (1,993,018)	$ (1,400,957)	$ (3,736,028)	$ (4,819,585)	$ (6,956,815)	$ (5,678,418)
Net cash used in operating activities							(3,682,663)	$ (5,136,444)	(6,080,411)	$ (4,345,933)
Proceeds from debt and equity financing							$ 5,353,717		$ 5,700,248